Debt - Details of each borrowing under the Term Loan - Subnote (Details) - Term Loan	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Fixed rate			5.25%
Maturity Date	Mar. 14, 2025	Mar. 14, 2025
LIBOR
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate		4.25%	4.25%
LIBOR | Floating rate
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	0.45%	0.10%	0.14%
LIBOR | Floor rate
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate		1.00%	1.00%